Acquisitions (Narrative of Internet Service Business Acquired in May 2014) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Consolidated net revenue contributed by investee		$ 1,380,826	$ 1,085,198	$ 583,250
Consolidated net loss contributed by investee		$ (253,161)	(216,163)	$ (97,849)
Internet service company acquired in May 2014 [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired	60.00%
Purchase consideration	$ 134,332
Cash consideration, paid	124,332
Cash consideration, held back	$ 10,000
Consolidated net revenue contributed by investee			25,946
Consolidated net loss contributed by investee			$ 5,829